Retirement Plans and Postretirement Medical Benefits Future Contributions (Details) (United States Pension Plans of US Entity, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	$ 18